Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Par Value		Coupon Rate (%)		Maturity	Fair Value
	BONDS & NOTES - 64.8%
	ASSET MANAGEMENT - 0.8%
$ 1,874,000	Oppenheimer Holdings, Inc.	5.500		10/1/2025	$ 1,902,110

	AUTOMOTIVE - 6.6%
15,775,000	Nexteer Automotive Group LLC (a)	5.875		11/15/2021	15,783,431

	COMMERCIAL SUPPORT SERVICES - 4.1%
993,000	APX Group, Inc.	7.875		12/1/2022	995,492
4,522,000	Cimpress PLC (a)	7.000		6/15/2026	4,753,753
4,188,000	Quad/Graphics, Inc.	7.000		5/1/2022	3,926,250
					9,675,495
	CONSTRUCTION MATERIALS - 1.7%
3,796,000	Tecnoglass, Inc. (a)	8.200		1/31/2022	3,951,636

	CONSUMER SERVICES - 2.5%
5,724,000	WW International, Inc. (a)	8.625		12/1/2025	5,959,657

	CONTAINERS & PACKAGING - 0.4%
841,000	Multi-Color (a)	6.750		7/15/2026	901,972

	ENTERTAINMENT CONTENT - 8.8%
11,099,000	AMC Networks, Inc.	5.000		4/1/2024	11,275,252
578,000	Lions Gate Capital Holdings LLC (a)	6.375		2/1/2024	595,340
9,006,000	Lions Gate Capital Holdings LLC (a)	5.875		11/1/2024	9,231,150
					21,101,742
	FOOD - 3.5%
4,323,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (a)	8.500		12/15/2022	4,447,286
3,834,000	Nathan's Famous, Inc. (a)	6.625		11/1/2025	3,939,435
					8,386,721
	FORESTRY, PAPER & WOOD PRODUCTS - 4.6%
8,312,000	Mercer International, Inc.	6.500		2/1/2024	8,454,966
2,540,000	Resolute Forest Products, Inc. (a)	4.875		3/1/2026	2,527,300
					10,982,266
	HOME & OFFICE PRODUCTS - 0.9%
2,108,000	Tempur Sealy International, Inc.	5.625		10/15/2023	2,136,985

	HOME CONSTRUCTION - 1.6%
3,636,000	PGT Innovations, Inc. (a)	6.750		8/1/2026	3,863,250

	MACHINERY - 0.2%
482,000	ATS Automation Tooling Systems, Inc. (a)	4.125		12/15/2028	488,025

	RETAIL - CONSUMER STAPLES - 3.8%
8,724,000	Fresh Market, Inc. (a)	9.750		5/1/2023	9,018,435

	RETAIL - DISCRETIONARY - 17.4%
5,443,000	At Home Holding III, Inc. (a)	8.750		9/1/2025	5,960,085
16,790,000	Caleres, Inc.	6.250		8/15/2023	16,873,950
45,285,000	Tailored Brands, Inc. (c)	0.000		7/1/2022	1,811,400
12,135,000	Michaels Stores, Inc. (a)	8.000		7/15/2027	13,005,080
2,765,000	Sally Holdings, LLC	5.500		11/1/2023	2,782,281
921,000	Sally Holdings, LLC (a)	8.750		4/30/2025	1,022,310
					41,455,106
Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Par Value		Coupon Rate (%)		Maturity	Fair Value
	SOFTWARE - 1.4%
$ 3,244,000	Veritas US, Inc. (a)	7.500		9/1/2025	$ 3,333,210

	SPECIALTY FINANCE - 1.6%
3,520,000	Alliance Data Systems Corp. (a)	7.000		1/15/2026	3,731,200

	TECHNOLOGY HARDWARE - 0.3%
648,000	Avaya, Inc. (a)	6.125		9/15/2028	690,120

	TECHNOLOGY SERVICES - 2.5%
1,849,000	Nielsen Co. Luxembourg (a)	5.500		10/1/2021	1,853,623
1,801,000	Nielsen Finance LLC (a)	5.000		4/15/2022	1,804,602
2,253,000	Nielsen Finance LLC (a)	5.625		10/1/2028	2,411,668
					6,069,893
	TRANSPORTATION & LOGISTICS - 1.6%
698,000	Delta Air Lines, Inc. (a)	4.500		10/20/2025	745,614
1,891,000	Mileage Plus Holdings LLC (a)	6.500		6/20/2027	2,068,281
940,000	Spirit Loyalty Cayman Ltd. (a)	8.000		9/20/2025	1,066,430
					3,880,325
	WHOLESALE - CONSUMER STAPLES - 0.5%
1,198,000	US Foods, Inc. (a)	6.250		4/15/2025	1,278,997

	TOTAL BONDS & NOTES (Cost - $171,117,192)				154,590,576

	TERM LOANS - 19.5%
	BEVERAGES - 1.8%
4,472,070	Arctic Glacier Co., 3 mo. LIBOR + 3.50%	4.500	(b)	3/20/2024	4,192,565

	CHEMICALS - 0.3%
691,267	AgroFresh, Inc., 1 mo. LIBOR + 6.25%	7.250	(b)	12/31/2024	688,966

	COMMERCIAL SUPPORT SERVICES - 5.0%
12,055,677	Cast & Crew Payroll, 1 mo. LIBOR + 3.75%	3.897	(b)	2/7/2026	11,869,779

	CONTAINERS & PACKAGING - 1.6%
3,950,000	Multi-Color, 1 mo. LIBOR + 4.50%	4.647	(b)	7/1/2026	3,948,341

	FORESTRY, PAPER & WOOD PRODUCTS - 1.9%
4,531,230	Neenah, Inc., 1 mo. LIBOR + 4.00%	5.000	(b)	6/30/2027	4,576,542

	SOFTWARE - 8.7%
648,165	A&V Holdings Midco LLC, 1 mo. LIBOR + 5.375%	6.375	(b)	3/10/2027	635,201
3,367,108	Hyland Software, Inc., 3 mo. LIBOR + 3.50%	4.250	(b)	7/1/2022	3,377,647
12,892,000	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	7.750	(b)	7/7/2025	13,037,035
3,802,470	Veritas US, Inc. 1 mo. LIBOR + 5.50%	6.500	(b)	8/13/2025	3,817,908
					20,867,791
	WHOLESALE - CONSUMER STAPLES - 0.2%
500,000	United Natural Foods, Inc.	3.615	(b)	10/22/2025	500,000

	TOTAL TERM LOANS (Cost - $46,673,056)				46,643,984
Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares					Fair Value
	SHORT-TERM INVESTMENT - 15.9%
	MONEY MARKET FUND - 15.9%
37,847,822	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, to yield 0.01%
	(Cost - $37,847,822) (d)				$ 37,847,822

	TOTAL INVESTMENTS - 100.2% (Cost - $255,638,070)				$ 239,082,382
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %				(497,503)
	NET ASSETS - 100.0%				$ 238,584,879

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions
	exempt from registration to qualified institutional buyers. At January 31, 2021 these securities amounted to $104,431,890 or 43.8%
	of net assets.
(b)	Floating rate security; interest rate shown reflects the effective rate as of January 31, 2021.
(c)	Security is in default.
(d)	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

LIBOR -	London Interbank Offered Rate. The U.S. LIBOR rate as of January 31, 2021 is 0.20%.
LLC -	Limited Liability Company
PLC -	Public Limited Co.

Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Par Value		Coupon Rate (%)		Maturity
	BONDS & NOTES - 70.9%
	APPAREL & TEXTILE PRODUCTS - 1.2%
$ 218,000	William Carter Co. (a)	5.625		3/15/2027	$ 230,262

	AUTOMOTIVE - 2.7%
490,000	Nexteer Automotive Group Ltd. (a)	5.875		11/15/2021	490,262

	COMMERCIAL SUPPORT SERVICES - 6.4%
283,000	Cimpress PLC (a)	7.000		6/15/2026	297,504
487,000	Clean Harbors, Inc. (a)	4.875		7/15/2027	512,748
388,000	Quad/Graphics, Inc.	7.000		5/1/2022	363,750
					1,174,002
	CONSTRUCTION MATERIALS - 1.9%
342,000	Tecnoglass, Inc. (a)	8.200		1/31/2022	356,022

	CONSUMER SERVICES - 1.9%
345,000	WW International, Inc. (a)	8.625		12/1/2025	359,204

	ENTERTAINMENT CONTENT - 5.0%
501,000	AMC Networks, Inc.	5.000		4/1/2024	508,956
52,000	Lions Gate Capital Holdings LLC (a)	6.375		2/1/2024	53,560
349,000	Lions Gate Capital Holdings LLC (a)	5.875		11/1/2024	357,725
					920,241
	FOOD - 2.8%
343,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (a)	8.500		12/15/2022	352,861
150,000	Darling Ingredients, Inc (a)	5.250		4/15/2027	158,625
					511,486
	FORESTRY, PAPER & WOOD PRODUCTS - 6.1%
352,000	Mercer International, Inc.	6.500		2/1/2024	358,054
500,000	Mercer International, Inc. (a)	5.125		2/1/2029	507,965
269,000	Resolute Forest Products, Inc. (a)	4.875		3/1/2026	267,655
					1,133,674
	HOME CONSTRUCTION - 1.6%
281,000	PGT Innovations, Inc. (a)	6.750		8/1/2026	298,562

	INTERNET MEDIA & SERVICES - 1.4%
250,000	Cars.com, Inc. (a)	6.375		11/1/2028	265,625

	LEISURE PRODUCTS - 1.5%
250,000	Winnebago Industries, Inc. (a)	6.250		7/15/2028	269,375

	MACHINERY - 3.5%
341,000	ATS Automation Tooling Systems, Inc. (a)	4.125		12/15/2028	345,262
285,000	Mueller Water Products, Inc. (a)	5.500		6/15/2026	294,975
					640,237
	PUBLISHING & BROADCASTING - 0.6%
100,000	Urban One, Inc. (a)	7.375		2/1/2028	102,125

	RETAIL - CONSUMER STAPLES - 3.3%
592,000	Fresh Market, Inc. (a)	9.750		5/1/2023	611,980

Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Par Value		Coupon Rate (%)		Maturity	Fair Value

	RETAIL - DISCRETIONARY - 13.3%
$ 540,000	At Home Holding III, Inc. (a)	8.750		9/1/2025	$ 591,300
775,000	Caleres, Inc.	6.250		8/15/2023	778,875
1,795,000	Tailored Brands, Inc. (c)	0.000		7/1/2022	71,800
668,000	Michaels Stores, Inc. (a)	8.000		7/15/2027	715,896
260,000	Sally Capital, Inc.	5.500		11/1/2023	261,625
29,000	Sally Capital, Inc. (a)	8.750		4/30/2025	32,190
					2,451,686
	SOFTWARE - 4.6%
305,000	LogMeIn, Inc. (a)	5.500		9/1/2027	319,106
509,000	Veritas US, Inc. (a)	7.500		9/1/2025	522,997
					842,103
	SPECIALTY FINANCE - 1.4%
242,000	Alliance Data Systems Corp. (a)	7.000		1/15/2026	256,520

	TECHNOLOGY HARDWARE - 1.8%
307,000	Avaya, Inc. (a)	6.125		9/15/2028	326,955

	TECHNOLOGY SERVICES - 4.1%
213,000	Nielsen Finance LLC (a)	5.000		4/15/2022	213,426
510,000	Nielsen Finance LLC (a)	5.625		10/1/2028	545,917
					759,343
	TRANSPORTATION & LOGISTICS - 2.0%
255,000	Delta Air Lines, Inc. (a)	4.500		10/20/2025	272,395
100,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. (a)	5.750		1/20/2026	104,000
					376,395
	WHOLESALE - CONSUMER STAPLES - 3.8%
400,000	United Natural Foods, Inc. (a)	6.750		10/15/2028	423,080
277,000	US Foods, Inc. (a)	5.875		6/15/2024	281,100
					704,180

	TOTAL BONDS & NOTES (Cost - $13,283,169)				13,080,239

	TERM LOANS - 11.1%
	CHEMICALS - 1.7%
306,232	AgroFresh, Inc., 1 mo. LIBOR + 6.25%	7.250	(b)	12/31/2024	305,213

	COMMERCIAL SUPPORT SERVICES - 2.1%
396,960	Cast & Crew Payroll, 1 mo. LIBOR + 3.75%	3.897	(b)	2/7/2026	390,838

	FORESTRY, PAPER & WOOD PRODUCTS - 2.4%
443,770	Neenah, Inc., 1 mo. LIBOR + 4.00%	5.000	(b)	6/30/2027	448,208

	SOFTWARE - 4.9%
326,519	A&V Holdings Midco LLC, 1 mo. LIBOR + 5.375%	6.375	(b)	3/10/2027	319,989
382,800	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	7.750	(b)	7/7/2025	387,106
187,530	Veritas US, Inc. 1 mo. LIBOR + 5.50%	6.500	(b)	8/13/2025	188,291
					895,386

	TOTAL TERM LOANS (Cost - $1,974,625)				2,039,645
Shares
	SHORT-TERM INVESTMENT - 19.1%
	MONEY MARKET FUND - 19.1%
3,518,364	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares,
	to yield 0.01% (Cost - $3,518,364) (d)				3,518,364

	TOTAL INVESTMENTS - 101.1% (Cost - $18,776,158)				$ 18,638,248
	OTHER ASSETS LESS LIABILITIES - NET - (1.1) %				(197,683)
	NET ASSETS - 100.0%				$ 18,440,565
Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration to qualified institutional buyers. At January 31, 2021 these securities amounted
	to $10,737,179 or 58.2% of net assets.
(b)	Floating rate security; interest rate shown reflects the effective rate as of January 31, 2021.
(c)	Security is in default.
(d)	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

LIBOR -	London Interbank Offered Rate. The U.S. LIBOR rate as of January 31, 2021 is 0.20%.
LLC -	Limited Liability Company
PLC -	Public Limited Co.

Zeo Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair  Valuation Process.  As noted above, the fair value committee is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Zeo Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021 for the Funds' investments measured at fair value:

Zeo Short Duration Income Fund
Assets *		Level 1	Level 2	Level 3	Total
Bonds & Notes		$ -	$ 154,590,576	$ -	$ 154,590,576
Term Loans		-	46,643,984	-	46,643,984
Short-Term Investment		37,847,822	-	-	37,847,822
Total		$ 37,847,822	$ 201,234,560	$ -	$ 239,082,382

Zeo Sustainable Credit Fund
Assets *		Level 1	Level 2	Level 3	Total
Bonds & Notes		$ -	$ 13,080,239	$ -	$ 13,080,239
Term Loans		-	2,039,645	-	2,039,645
Short-Term Investment		3,518,364	-	-	3,518,364
Total		$ 3,518,364	$ 15,119,884	$ -	$ 18,638,248
The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for security classification.

At January 31, 2021 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Zeo Short Duration Income Fund	$ 255,613,015	$ 5,232,387	$ (21,763,020)	$ (16,530,633)
Zeo Sustainable Credit Fund	18,774,935	526,294	(662,981)	(136,687)